STOCK-BASED COMPENSATION - Other equity instruments (Details)		12 Months Ended
	Feb. 08, 2022 shares	Dec. 31, 2023 USD ($) EquityInstruments shares	Dec. 31, 2022 USD ($) EquityInstruments shares	May 01, 2022 shares	Apr. 30, 2022 shares
Share based compensation
Number of awards available for grant | shares		371,691	1,257,533
ISPP
Share based compensation
Percentage of contribution to the plan by participants from their annual salaries		10.00%
Percentage of contribution to the plan by company on the participants contribution		50.00%
Total compensation cost		$ 14,900,000	$ 10,100,000
Number of common shares subscribed | shares		885,842	615,069
Value of common shares subscribed		$ 44,800,000	$ 30,300,000
ISPP | Maximum
Share based compensation
Number of common shares reserved for issuance | shares				9,600,000	8,100,000
RSU
Share based compensation
Number of awards granted | EquityInstruments		595,004	656,091
Fair value at grant date		$ 54.50	$ 46.84
Amount transferred to an employee benefit trust to be used to purchase common shares of the company in the open market		32,000,000.0	31,600,000
Outstanding awards converted in relation to business combination | shares	324,884
Total compensation expense recorded in the general and administrative		$ 38,100,000	$ 27,500,000
RSU | Maximum
Share based compensation
Vesting period		3 years
PSU
Share based compensation
Vesting period		3 years
Number of awards granted | EquityInstruments		154,000	157,500
Outstanding awards converted in relation to business combination | shares	324,308
Fair value of the share based liability recognized on modification			$ 17,900,000
Total compensation expense recorded in the general and administrative		$ 15,500,000	$ 16,300,000
Subsequent events | RSU
Share based compensation
Number of awards granted | EquityInstruments		179,176